Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Entity Registrant Name	3D SYSTEMS CORP
Amendment Flag	false
Entity Central Index Key	0000910638
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-34220
Entity Tax Identification Number	95-4431352
Entity Address, Address Line One	333 Three D Systems Circle
Entity Address, City or Town	Rock Hill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29730
City Area Code	(803)
Local Phone Number	326-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	DDD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false